UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2015
(unaudited)

Principal Amount	Security Description	Ratings Moody's, S&P and Fitch	Value	(a)

General Obligation Bonds (56.7%):

City & County (33.9%):

	City and County of Honolulu, Hawaii, Refunding, Series B
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,737,400
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,418,260
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,523,250

	City and County of Honolulu, Hawaii, Series A
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,332,780
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,386,960
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,429,700
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,460,200
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,233,000
5,000,000	5.000%, 10/01/25	Aa1/NR/AA+	6,305,750
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,235,700
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,391,920
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,969,250
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,840,550
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,823,400
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,277,650

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 4/01/19 @100
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,413,233
460,000	5.000%, 04/01/25	Aa1/NR/AA+	516,562
1,875,000	5.250%, 04/01/32	Aa1/NR/AA+	2,120,400

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 7/1/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	244,490
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,189,000
2,470,000	5.000%, 07/01/30 AGM Insured	Aa1/AA/AA+	2,625,610

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR/AA+	2,111,280
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,613,100

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,279,984
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,058,100
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,500,350
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,660,100
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,593,300

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,518,086
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,261,271
2,000,000	5.000%, 10/01/27	Aa1/NR/AA+	2,478,420

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	4,030,845
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,391,930
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,476,404
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,800,636
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,373,327

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,675,050
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,713,600

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,091,020
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,484,384
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,212,422
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,634,255
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	4,003,154

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,743,450

	County of Hawaii, Series A
2,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	2,920,965

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,126,740

	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	797,528

	County of Hawaii, Series B
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,301,438

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,847,753
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,239,513

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	605,815
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,203,940
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,197,690
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,875,479
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,183,930
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,175,760

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA/NR	717,331
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	933,069
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,485
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,673

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,092,040
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,623,342
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,385,464
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,075,390
970,000	3.000%, 08/01/25	Aa2/AA/AA-	1,016,609
600,000	3.000%, 08/01/26	Aa2/AA/AA-	624,720
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,566,414
345,000	5.000%, 08/01/29	Aa2/AA/AA-	405,627

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	874,024

	County of Maui, Hawaii
1,000,000	4.000%, 06/01/16	Aa1/AA+/AA+	1,014,880
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,071,887
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,060,340

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,337,100
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,177,311
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,652,096

	County of Maui, Hawaii, Series 2012
270,000	5.000%, 06/01/21	Aa1/AA+/AA+	320,868

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,729,262

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,096,730
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,696,995

1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,299,342
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,230,180
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,991,448

	County of Maui, Hawaii, Series A Prerefunded to 07/01/16 @100
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+/AA+	1,187,519
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+/AA+	766,778

	Total City & County		257,877,008

State (22.8%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	6,034,700

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	781,960

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,550,000	5.000%, 03/01/20 AGM Insured	Aa2/AA/NR	5,590,460
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA/NR	2,770,048
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA/NR	5,036,450
1,135,000	5.000%, 03/01/25 AGM Insured	Aa2/AA/NR	1,143,274

	State of Hawaii, Series DJ, Prerefunded to 04/1/17 @100
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA/NR	5,268,550
1,605,000	5.000%, 04/01/26 AMBAC Insured	Aa2/AA/AA	1,692,232

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	3,203,278
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,597,395
6,130,000	5.000%, 04/01/25 AMBAC Insured	Aa2/NR/NR	6,459,242

	State of Hawaii, Series DK, ETM 5/01/18
470,000	5.000%, 05/01/18	NR/NR/NR*	514,016

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	1,017,095

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
6,145,000	5.000%, 05/01/19	NR/NR/NR*	6,720,479
55,000	5.000%, 05/01/20	NR/NR/NR*	60,151

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa2/AA/NR	152,435
15,000	5.000%, 05/01/20	Aa2/AA/NR	16,340

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
665,000	5.250%, 08/01/25	NR/NR/NR*	736,335

	State of Hawaii, Series DN, Unrefunded balance
335,000	5.250%, 08/01/25	Aa2/AA/AA	370,664

	State of Hawaii, Series DQ
500,000	5.000%, 06/01/17	Aa2/AA/AA	529,305

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,463,322
600,000	5.000%, 06/01/25	NR/NR/NR*	676,434

	State of Hawaii, Series DQ, Unrefunded balance
3,380,000	5.000%, 06/01/23	Aa2/AA/AA	3,808,178
400,000	5.000%, 06/01/25	Aa2/AA/AA	450,100

	State of Hawaii, Series DR
1,075,000	5.000%, 06/01/17	Aa2/AA/AA	1,138,006

	State of Hawaii, Series DY, Refunding
725,000	5.000%, 02/01/16	Aa2/AA/AA	727,974
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,323,462

	State of Hawaii, Series DZ

5,000,000	5.000%, 12/01/28	Aa2/AA/AA	5,913,650
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,487,806
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,635,875

	State of Hawaii, Series DZ, ETM
10,000	5.000%, 12/01/19	NR/NR/NR*	11,424

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
930,000	5.000%, 12/01/26	NR/NR/NR*	1,112,624

	State of Hawaii, Series DZ, Unrefunded balance
1,490,000	5.000%, 12/01/19	Aa2/AA/AA	1,703,398
7,460,000	5.000%, 12/01/26	Aa2/AA/AA	8,850,768

	State of Hawaii, Series EA
4,520,000	5.000%, 12/01/16	Aa2/AA/AA	4,701,704

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,428,694
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	6,079,650
1,000,000	5.000%, 11/01/24	Aa2/AA/AA	1,204,470
5,300,000	5.000%, 11/01/25	Aa2/AA/AA	6,364,876
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,195,260

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,652,625
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,744,710

	State of Hawaii, Series EH
1,800,000	5.000%, 08/01/27	Aa2/AA/AA	2,174,724

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,539,375

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA/AA	2,454,140

	State of Hawaii, Series EO, Refunding
2,000,000	5.000%, 08/01/27	Aa2/AA/AA	2,433,420
2,000,000	5.000%, 08/01/28	Aa2/AA/AA	2,417,800
1,000,000	5.000%, 08/01/29	Aa2/AA/AA	1,202,000
1,000,000	5.000%, 08/01/30	Aa2/AA/AA	1,198,580

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa2/AA/AA	2,422,420
5,000,000	5.000%, 08/01/23	Aa2/AA/AA	6,135,350
5,000,000	5.000%, 08/01/24	Aa2/AA/AA	6,211,450
5,000,000	5.000%, 08/01/25	Aa2/AA/AA	6,175,850
5,245,000	5.000%, 08/01/26	Aa2/AA/AA	6,432,153

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa2/AA/AA	1,795,676

	Total State		173,962,357

	Total General Obligation Bonds		431,839,365

Revenue Bonds (41.1%):

Airport (4.3%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A	15,126,930
5,000,000	5.000%, 07/01/22	A1/A+/A	5,770,100
1,500,000	5.000%, 07/01/23	A1/A+/A	1,718,445
2,000,000	5.000%, 07/01/24	A1/A+/A	2,282,360

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,341,866
1,000,000	5.250%, 07/01/23	A1/A+/A	1,171,110

	State of Hawaii Airport System Revenue, Series A

2,000,000	4.000%, 07/01/20	A1/A+/A	2,227,180
3,000,000	5.000%, 07/01/22	A1/A+/A	3,475,080

	Total Airport		33,113,071

Education (4.6%):

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,120,750

	University of Hawaii, Prerefunded to 10/1/16 @100
2,325,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA/NR	2,403,701

	University of Hawaii, Revenue Refunding, Series A
775,000	5.000%, 07/15/22 NPFG Insured	Aa2/AA-/AA	793,716
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,021,530
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	4,944,205

	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/A+/AA	1,617,482

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,074,290
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,142,089
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,861,301

	University of Hawaii, Series A-2
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,154,228
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,292,407
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,095,450

	University of Hawaii, Series B
750,000	4.000%, 10/01/23	Aa2/A+/AA	862,215
1,250,000	4.000%, 10/01/24	Aa2/A+/AA	1,437,550
1,050,000	5.000%, 10/01/25	Aa2/A+/AA	1,309,497
1,000,000	5.000%, 10/01/26	Aa2/A+/AA	1,233,300

	Total Education		35,363,711

Housing (1.0%):

	Hawaii State Department of Hawaiian Home Lands
715,000	5.000%, 04/01/17	A1/NR/A	748,677
1,000,000	5.500%, 04/01/20	A1/NR/A	1,128,240

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,042,300

	State of Hawaii Housing Finance and Development Corp., Kalani Gardens, Series A
1,900,000	0.700%, 04/01/17	NR/AAA/NR	1,900,133

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
1,585,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+/AAA	1,625,576

	Total Housing		7,444,926

Medical (4.3%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
690,000	5.000%, 07/01/19	A2/A/A+	774,980
695,000	5.000%, 07/01/20	A2/A/A+	799,827
750,000	5.000%, 07/01/21	A2/A/A+	882,128
1,000,000	5.000%, 07/01/24	A2/A/A+	1,190,010
685,000	5.000%, 07/01/25	A2/A/A+	808,944
1,355,000	5.000%, 07/01/27	A2/A/A+	1,565,946

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B

420,000	5.000%, 07/01/20	A2/A/A+	483,349

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,015,000	5.000%, 07/01/20	A1/AA-/NR	2,313,260
1,250,000	5.000%, 07/01/21	A1/AA-/NR	1,463,763
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,774,455
865,000	5.000%, 07/01/23	A1/AA-/NR	1,034,627
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,331,513
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,593,694
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,081,547
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,412,420
850,000	5.000%, 07/01/28	A1/AA-/NR	1,019,728
4,500,000	5.000%, 07/01/35	A1/AA-/NR	5,234,175

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB	3,862,931

	Total Medical		32,627,297

Transportation (9.0%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,004,370
4,025,000	5.625%, 07/01/40	A2/A+/A+	4,584,958

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	4,925,221
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,454,423

	State of Hawaii Harbor System, Series A-AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,347,080

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,045,750
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,084,820
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,694,304
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,937,907

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	617,265
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,856,220

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	7,003,380
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,760,551
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,592,164
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,469,157

	Total Transportation		68,377,570

Utility (0.6%):

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
4,550,000	1.467%, 07/01/22	Aaa/AAA/AAA	4,528,797

	Total Utility		4,528,797

Water & Sewer (17.3%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,221,610
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,237,480
1,700,000	5.000%, 07/01/26	Aa2/NR/AA+	2,071,042
800,000	5.000%, 07/01/27	Aa2/NR/AA+	968,400

	City and County of Honolulu, Hawaii, Board of Water Supply Water System Prerefunded 7/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,044,980
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/NR	5,111,850

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,329,499
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,488,604
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,819,234
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,498,341
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,992,688

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A, Prerefunded to 7/01/16 @100
640,000	5.000%, 07/01/21 NPFG Insured	Aa2/AA-/NR	654,317
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	4,615,229

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, AMT, Refunding Series A Prerefunded 7/01/16 @100
3,205,000	5.250%, 07/01/18 NPFG Insured	Aa2/AA-/NR	3,278,170

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A Prerefunded 7/01/16 @100
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-/NR	3,073,662

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	6,026,248
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,977,907
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,073,790
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,321,480

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 7/1/16@100
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR/NR	3,067,830

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	629,442
445,000	5.000%, 07/01/20	Aa2/NR/AA	504,194
1,925,000	5.000%, 07/01/21	NR/NR/NR*	2,183,200
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,774,913
1,845,000	5.000%, 07/01/23	NR/NR/NR*	2,092,470
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,582,111

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded Balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	600,310
1,235,000	5.000%, 07/01/22	Aa2/NR/AA	1,398,378
1,455,000	5.000%, 07/01/23	Aa2/NR/AA	1,647,482
1,105,000	5.000%, 07/01/24	Aa2/NR/AA	1,250,772

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,171,680
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,168,380
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,747,650
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,857,600

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,004,625
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,184,860
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,249,180

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,201,850
2,000,000	5.000%, 07/01/23	Aa2/NR/AA	2,440,100
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,471,440
2,000,000	5.000%, 07/01/25	Aa2/NR/AA	2,500,400
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,419,920
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,410,560

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A

1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,224,061

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,143,182

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	1,001,700
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,396,900
500,000	5.000%, 07/01/24	Aa3/NR/AA-	615,665
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,981,320

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series B-1 Remarket 09/15/06, Prerefunded to 07/01/16 @100
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR/NR	1,370,297
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR/NR	1,978,750
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR/NR	2,081,011

	Total Water & Sewer		132,156,764

	Total Revenue Bonds		313,612,136

	Total Investments (cost $709,145,951-note b) - 97.8%		745,451,501
	Other assets less liabilities - 2.2%		16,724,890
	NET ASSETS - 100.0%		$762,176,391

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P and cash	2.1%
	Prerefunded bonds †† / ETM bonds	14.8
	Aa of Moody's or AA of S&P/Fitch	69.8
	A of Moody's	12.8
	BBB of Fitch	0.5
		100.0%

	PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $709,145,951 amounted to $36,305,550 which consisted of aggregate gross unrealized appreciation of $36,413,657 and aggregate gross unrealized depreciation of $108,107.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	745,451,501
Level 3 – Significant Unobservable Inputs	-
Total	$745,451,501
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q/A was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 29, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 29, 2016